Operating leases (Tables)	12 Months Ended
Mar. 31, 2021
Operating leases
Schedule of operating lease right-of-use assets and liabilities

	March 31,
	2020	2021	2021
	RMB	RMB	US$

Operating lease right-of-use assets	4,548	5,039	769

Operating lease liabilities	1,717	1,636	250
Non-current operating lease liabilities	1,782	147	22
Total lease liabilities	3,499	1,783	272

Schedule of supplemental cash flow information related to leases

	March 31,
	2020	2021	2021
	RMB	RMB	US$

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	2,512	4,902	748
Right-of-use assets obtained in exchange for lease obligations	—	—	—

Schedule of maturity analysis of operating lease liabilities

	March 31, 2021
	RMB	US$
Fiscal years ending March 31,
2022	1,700	259
2023	149	23
Total future undiscounted cash flows	1,849	282
Less: Discount factor	(66)	(10)
Lease liabilities	1,783	272

Representing:
Current portion	1,636	250
Non-current portion	147	22
Lease liabilities	1,783	272